PROPERTY AND EQUIPMENT, NET (Tables)	12 Months Ended
Dec. 31, 2013
PROPERTY AND EQUIPMENT [Abstract]
Schedule of Property and Equipment

	December 31,
	2013	2012
Cost:
Computer equipment	$924	$598
Office furniture and laboratory equipment	1,320	1,049
Leasehold improvements	660	617

	2,904	2,264
Accumulated depreciation:
Computer equipment	660	537
Office furniture and laboratory equipment	937	790
Leasehold improvements	433	391

	2,030	1,718

Depreciated cost	$874	$546